Intangible assets - (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	R$ 5,458,102	R$ 8,794,919
Additions	228,218	250,588
Disposals	(62,671)	(92,545)
Impairment loss recognised in profit or loss, intangible assets and goodwill	(157,991)	(3,558,049)
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	118	(413)
Increase (decrease) through net exchange differences, intangible assets and goodwill	(4,659)	1,989
Business combination (Note 23.3)	17,283	61,613
Increase (Decrease) through transfers to assets held for sale	(3,491,465)
Intangible assets ending balance	1,986,935	5,458,102	R$ 8,794,919
Computer software [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Impairment losses related to costs and accumulated depreciation	33,804	138,337
Software in progress
Reconciliation of changes in intangible assets other than goodwill [abstract]
Impairment losses related to costs and accumulated depreciation	30,891	136,433
Gross carrying amount [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	6,448,237	9,671,160
Additions	498,136	531,570
Disposals	(173,248)	(260,475)
Impairment loss recognised in profit or loss, intangible assets and goodwill	(157,991)	(3,558,049)
Increase (decrease) through transfers, intangible assets and goodwill	0	340
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	118	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	(1,278)	2,078
Business combination (Note 23.3)	17,283	61,613
Increase (Decrease) through transfers to assets held for sale	(3,836,312)
Intangible assets ending balance	2,794,945	6,448,237	9,671,160
Gross carrying amount [member] | Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	2,078,115	5,634,903
Additions	0	0
Disposals	(13,009)	(44,536)
Impairment loss recognised in profit or loss, intangible assets and goodwill	(157,991)	(3,558,049)
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	(1,128)	10
Business combination (Note 23.3)	5,464	45,787
Increase (Decrease) through transfers to assets held for sale	(1,240,071)
Intangible assets ending balance	671,380	2,078,115	5,634,903
Gross carrying amount [member] | Customer Relationship
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	1,795,256	1,793,696
Additions	4,847	4,290
Disposals	(12,638)	(8,054)
Impairment loss recognised in profit or loss, intangible assets and goodwill	0	0
Increase (decrease) through transfers, intangible assets and goodwill	(5,343)	0
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	0	0
Business combination (Note 23.3)	5,321	5,324
Increase (Decrease) through transfers to assets held for sale	(1,612,416)
Intangible assets ending balance	175,027	1,795,256	1,793,696
Gross carrying amount [member] | Trademarks and patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	541,237	550,999
Additions	8	2,067
Disposals	(1)	(11,829)
Impairment loss recognised in profit or loss, intangible assets and goodwill	0	0
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	0	0
Business combination (Note 23.3)	0	0
Increase (Decrease) through transfers to assets held for sale	(221,437)
Intangible assets ending balance	319,807	541,237	550,999
Gross carrying amount [member] | Computer software [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	1,419,762	1,334,698
Additions	164,703	165,040
Disposals	(125,271)	(172,031)
Impairment loss recognised in profit or loss, intangible assets and goodwill	0	0
Increase (decrease) through transfers, intangible assets and goodwill	399,886	79,483
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	118	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	(150)	2,070
Business combination (Note 23.3)	6,498	10,502
Increase (Decrease) through transfers to assets held for sale	(720,852)
Intangible assets ending balance	1,144,694	1,419,762	1,334,698
Gross carrying amount [member] | Non-compete agreement
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	26,024	26,024
Additions	0	0
Disposals	(1,659)	0
Impairment loss recognised in profit or loss, intangible assets and goodwill	0	0
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	0	0
Business combination (Note 23.3)	0	0
Increase (Decrease) through transfers to assets held for sale	(24,365)
Intangible assets ending balance	0	26,024	26,024
Gross carrying amount [member] | Software in progress
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	505,014	274,608
Additions	312,159	326,779
Disposals	(3,240)	(17,230)
Impairment loss recognised in profit or loss, intangible assets and goodwill	0	0
Increase (decrease) through transfers, intangible assets and goodwill	(394,543)	(79,143)
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	0	0
Business combination (Note 23.3)	0	0
Increase (Decrease) through transfers to assets held for sale	(17,171)
Intangible assets ending balance	402,219	505,014	274,608
Gross carrying amount [member] | Service and operating rigths
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	0
Additions	16,418
Disposals	0
Impairment loss recognised in profit or loss, intangible assets and goodwill	0
Increase (decrease) through transfers, intangible assets and goodwill	0
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	0
Business combination (Note 23.3)	0
Increase (Decrease) through transfers to assets held for sale	0
Intangible assets ending balance	16,418	0
Gross carrying amount [member] | Right of use assets software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	82,829	50,558
Additions	1	33,394	34,163
Disposals	(17,430)	(1,121)
Impairment loss recognised in profit or loss, intangible assets and goodwill	0	0
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	0	(2)
Business combination (Note 23.3)	0	0
Increase (Decrease) through transfers to assets held for sale	0
Intangible assets ending balance	65,400	82,829	50,558
Gross carrying amount [member] | Operating license
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	0	5,674
Additions		0
Disposals		(5,674)
Impairment loss recognised in profit or loss, intangible assets and goodwill		0
Increase (decrease) through transfers, intangible assets and goodwill		0
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill		0
Increase (decrease) through net exchange differences, intangible assets and goodwill		0
Business combination (Note 23.3)		0
Intangible assets ending balance		0	5,674
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(990,135)	(876,241)
Additions	(269,918)	(280,982)
Disposals	110,577	167,930
Impairment loss recognised in profit or loss, intangible assets and goodwill	0	0
Increase (decrease) through transfers, intangible assets and goodwill	0	(340)
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	0	(413)
Increase (decrease) through net exchange differences, intangible assets and goodwill	(3,381)	(89)
Business combination (Note 23.3)	0	0
Increase (Decrease) through transfers to assets held for sale	344,847
Intangible assets ending balance	(808,010)	(990,135)	(876,241)
Accumulated amortization | Customer Relationship
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(403,324)	(343,981)
Additions	(39,555)	(60,333)
Disposals	11,059	990
Impairment loss recognised in profit or loss, intangible assets and goodwill	0	0
Increase (decrease) through transfers, intangible assets and goodwill	6,539	0
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	(2,354)	0
Business combination (Note 23.3)	0	0
Increase (Decrease) through transfers to assets held for sale	284,511
Intangible assets ending balance	(143,124)	(403,324)	(343,981)
Accumulated amortization | Trademarks and patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(26,270)	(20,219)
Additions	(9,400)	(9,401)
Disposals	782	3,350
Impairment loss recognised in profit or loss, intangible assets and goodwill	0	0
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	(776)	0
Business combination (Note 23.3)	0	0
Increase (Decrease) through transfers to assets held for sale	3,521
Intangible assets ending balance	(32,143)	(26,270)	(20,219)
Accumulated amortization | Computer software [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(510,936)	(474,163)
Additions	(195,299)	(190,718)
Disposals	81,097	154,787
Impairment loss recognised in profit or loss, intangible assets and goodwill	0	0
Increase (decrease) through transfers, intangible assets and goodwill	(6,539)	(340)
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	0	(413)
Increase (decrease) through net exchange differences, intangible assets and goodwill	(926)	(89)
Business combination (Note 23.3)	0	0
Increase (Decrease) through transfers to assets held for sale	38,831
Intangible assets ending balance	(593,772)	(510,936)	(474,163)
Accumulated amortization | Non-compete agreement
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(17,706)	(12,834)
Additions	(2,436)	(4,872)
Disposals	1,647	0
Impairment loss recognised in profit or loss, intangible assets and goodwill	0	0
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	0	0
Business combination (Note 23.3)	0	0
Increase (Decrease) through transfers to assets held for sale	18,495
Intangible assets ending balance	0	(17,706)	(12,834)
Accumulated amortization | Right of use assets software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(31,899)	(19,371)
Additions	(23,228)	(15,658)
Disposals	15,992	3,130
Impairment loss recognised in profit or loss, intangible assets and goodwill	0	0
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	675	0
Business combination (Note 23.3)	0	0
Increase (Decrease) through transfers to assets held for sale	(511)
Intangible assets ending balance	(38,971)	(31,899)	(19,371)
Accumulated amortization | Operating license
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	R$ 0	(5,673)
Additions		0
Disposals		5,673
Impairment loss recognised in profit or loss, intangible assets and goodwill		0
Increase (decrease) through transfers, intangible assets and goodwill		0
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill		0
Increase (decrease) through net exchange differences, intangible assets and goodwill		0
Business combination (Note 23.3)		0
Intangible assets ending balance		R$ 0	R$ (5,673)